Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Real Estate	$ 35,669,000	$ 20,370,300	$ 24,826,700
Property, Plant and Equipment, net	8,704,900	8,176,000	5,071,900
Right of Use Assets	802,900	873,800	1,132,700
Cash	9,047,000	2,396,500	430,000
Prepaid Expense	1,502,800	1,658,000	117,600
Retainage Receivable	250,000
Accounts Receivable, net	34,600	78,200	11,800
Deferred Offering Costs	37,800	65,100
Deferred Tax Asset			171,600
TOTAL ASSETS	56,049,000	33,617,900	31,762,300
LIABILITIES
Construction Loans, net of Debt Discount of $375,000 and $502,400 , respectively	9,292,000	9,590,100	9,499,300
Construction Loans - Related Parties, net of Debt Discount of $680,900 and $670,200, respectively	6,093,600	5,819,700	14,523,200
Equipment Loans	5,905,300	5,595,500	3,476,800
Accounts Payable and Accrued Expenses	2,606,200	2,700,000	3,770,400
Operating Lease Liabilities	775,600	841,700	1,115,500
Finance Leases	898,100	999,400	520,700
Deferred Revenue		896,300	73,200
Note Payable PPP	5,900	19,300
Note Payable D&O Insurance	372,700	741,200
Due to Related Party			8,100
TOTAL LIABILITIES	25,949,400	27,203,200	32,987,200
COMMITMENTS AND CONTINGENCIES - SEE NOTE 10
STOCKHOLDERS' EQUITY
Preferred Stock, No Par 10,000,000 shares authorized and 0 issued and outstanding at March 31, 2021 and December 31, 2020
Common Stock, No Par 50,000,000 shares authorized and 14,890,094 and 5,636,548 issued and outstanding at March 31, 2021 and December 31, 2020	37,057,900	11,956,900	670,900
Additional Paid In Capital	367,900	234,800	119,100
Accumulated Deficit	(6,036,900)	(4,487,100)	(954,300)
Total Stockholders' Equity	31,388,900	7,704,600	(164,300)
Non-Controlling Interest	(1,289,300)	(1,289,900)	(1,060,600)
TOTAL STOCKHOLDERS' EQUITY	30,099,600	6,414,700	(1,224,900)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 56,049,000	$ 33,617,900	$ 31,762,300